DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2014
DESCRIPTION OF BUSINESS AND GENERAL [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1	-	DESCRIPTION OF BUSINESS AND GENERAL

The consolidated financial statements of Tower Semiconductor Ltd. (“Tower”) include the financial statements of Tower, and: (i) its wholly-owned subsidiaries (1) Jazz Technologies, Inc., and its wholly-owned subsidiary, Jazz Semiconductor, Inc., an independent semiconductor foundry focused on specialty process technologies for the manufacture of analog intensive mixed-signal semiconductor devices (Jazz Technologies and its wholly-owned subsidiaries are collectively referred to herein as “Jazz”), and (2) TowerJazz Japan Ltd. (“TJP”), an independent semiconductor foundry in Nishiwaki, Japan; and (ii) since March 31, 2014, its majority-owned subsidiary, TowerJazz Panasonic Semiconductor Co., Ltd. (“TPSCo”), an independent semiconductor foundry which includes three semiconductor manufacturing facilities located in Uozu, Tonami and Arai, in Hokuriku, Japan. Tower and its subsidiaries are collectively referred to as the “Company”. The Company is a global specialty foundry leader manufacturing integrated circuits, offering a broad range of customizable process technologies including: SiGe, BiCMOS, mixed-signal/CMOS, RF CMOS, CMOS image sensor, integrated power management (BCD and 700V), and MEMS. The Company also provides a world-class design enablement platform for a quick and accurate design cycle as well as Transfer Optimization and development Process Services (TOPS) to Integrated Device Manufacturers (“IDM”) and fabless companies that need to expand capacity. To provide multi-fab sourcing and extended capacity for its customers, the Company operates two manufacturing facilities in Israel (150mm and 200mm), one in the U.S. (200mm) and three additional facilities in Japan through TPSCo (two 200mm and one 300mm), which provide leading edge 45nm CMOS, 65nm RF CMOS and 65nm 1.12um pixel technologies, including advanced image sensor technologies.

Tower's ordinary shares are traded on the NASDAQ Global Select Market and on the Tel-Aviv Stock Exchange (“TASE”) under the symbol TSEM.

The Company operates in the semiconductor industry and competes internationally with dedicated foundry services providers, which, in addition to providing leading edge CMOS process technologies, also have capacity for some specialty process technologies. The Company also competes with IDMs that have internal semiconductor manufacturing capacity or foundry operations. In addition, several new dedicated foundries have specialized operations and compete directly with the Company in certain areas, flows and technology capabilities. In addition, there are a number of smaller participants in the specialty process arena. The Company believes that most of the large dedicated foundry service providers compete primarily in standard CMOS product types, while they also have capacity for specialty process technologies; hence its main industry competitors are the smaller participants which focus in the specialty process arena.